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[AIM LOGO APPEARS HERE]
--Registered Trademark--

P.O. Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


June 2, 2000


   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, DC 20549

   Re:      AIM Investment Securities Funds
            CIK No. 0000842790

   Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Investment Securities Funds (the "Fund") that the form of Prospectus relating to AIM High Yield Fund, the form of Prospectus relating to AIM Income Fund, the form of Prospectus relating to AIM Intermediate Government Fund, the form of Prospectus relating to AIM Money Market Fund, the form of Prospectus relating to AIM Municipal Bond Fund, the form of Prospectus relating to the Class A Shares of AIM Limited Maturity Treasury Fund, the form of the Statement of Additional Information relating to AIM High Yield Fund, AIM High Yield Fund II, AIM Intermediate Government Fund, AIM Money Market Fund, AIM Municipal Bond Fund, and the Class A Shares of AIM Limited Maturity Treasury Fund, the form of Prospectus and Statement of Additional Information relating to the Institutional Class of AIM Limited Maturity Treasury Fund that would have been filed under the Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 13 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 13 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on May 25, 2000.

   Please send copies of all correspondence with respect to this certificate to the undersigned, or contact me at (713)214-7264.

   Very truly yours,

   /s/ JIM COPPEDGE

   Jim Coppedge
   Counsel

A Member of the AMVESCAP Group